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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_];   Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number:   28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Pascal Schmucki

Title:    SIGNING AUTHORITY

Phone:    41 (44) 267 67 00

Signature, Place, and Date of Signing:                /s/ Pascal Schmucki
                                        ---------------------------------------------
                                        Schaffhausen, Switzerland, February 12, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     3

Form 13F Information Table Entry Total:               19

Form 13F Information Table Value Total:     $   1,029,291
                                            --------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.    Form 13F File Number            Name

      1      28-11193                        Biotech Focus N.V.

      2      28-11191                        Biotech Invest N.V.

      3      28-11189                        Biotech Target N.V.

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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

     COLUMN 1         COLUMN 2    COLUMN 3      COLUMN 4           COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
--------------------- ---------   ----------    ----------   ----------------------  -----------  ---------  -----------------------
                       TITLE OF                    VALUE       SHS OR    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
  NAME OF ISSUER        CLASS       CUSIP        (x$1000)      PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED  NONE
--------------------- ---------   ----------    ----------   ---------  -----  ----  -----------  ---------  ---------- ------ -----
Achillion
  Pharmaceuticals
  Inc                    COM       00448Q201        13,452   1,679,340    SH           DEFINED        3       1,679,340  NONE  NONE
Alexion
  Pharmaceuticals
  Inc                    COM       015351109        42,183     450,000    SH           DEFINED        2         450,000  NONE  NONE
Ariad
  Pharmaceuticals
  Inc                    COM       04033A100        49,620   2,587,075    SH           DEFINED        3       2,587,075  NONE  NONE
Biomarin
  Pharmaceutical
  Inc                    COM       09061G101        36,102     733,787    SH           DEFINED        2         733,787  NONE  NONE
Celgene Corp             COM       151020104       209,529   2,670,186    SH           DEFINED        2       2,670,186  NONE  NONE
Dendreon Corp            COM       24823Q107         8,065   1,524,500    SH           DEFINED        2       1,524,500  NONE  NONE
Endocyte Inc             COM       29269A102        18,529   2,063,352    SH           DEFINED        3       2,063,352  NONE  NONE
Gilead Sciences Inc      COM       375558103       147,635   2,010,000    SH           DEFINED        1       2,010,000  NONE  NONE
Halozyme
  Therapeutics Inc       COM       40637H109        37,418   5,576,519    SH           DEFINED        3       5,576,519  NONE  NONE
Idenix
  Pharmaceuticals
  Inc                    COM       45166R204         6,063   1,250,000    SH           DEFINED        3       1,250,000  NONE  NONE
Immunogen Inc            COM       45253H101        45,281   3,551,432    SH           DEFINED        3       3,551,432  NONE  NONE
Incyte Corp              COM       45337C102        85,103   5,123,617    SH           DEFINED        3       5,123,617  NONE  NONE
Isis
  Pharmaceuticals
  Inc                    COM       464330109        83,970   8,043,140    SH           DEFINED        3       8,043,140  NONE  NONE
Medivation, Inc          COM       58501N101        49,196     961,606    SH           DEFINED        3         961,606  NONE  NONE
Onyx
  Pharmaceuticals
  Inc                    COM       683399109        41,277     546,500    SH           DEFINED        2         546,500  NONE  NONE
Optimer
  Pharmaceuticals
  Inc                    COM       68401H104        13,093   1,446,700    SH           DEFINED        3       1,446,700  NONE  NONE
The Medicines Co         COM       584688105        37,835   1,578,417    SH           DEFINED        2       1,578,417  NONE  NONE
Theravance Inc           COM       88338T104        19,755     888,244    SH           DEFINED        3         888,244  NONE  NONE
Vertex
Pharmaceuticals Inc      COM       92532F100        85,186   2,033,085    SH           DEFINED        3       2,033,085  NONE  NONE

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